Shareholders' Equity - Narrative (Details)	12 Months Ended
	Jun. 30, 2018 vote $ / shares shares	Jun. 30, 2017 shares
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share) | $ / shares	$ 0.10
Class B ordinary shares
Disclosure of classes of share capital [line items]
Automatic conversion, percentage of total shares outstanding (less than 10%)	10.00%
Optional conversion, percentage of conversion consent (more than 66.66%)	66.66%
Ordinary stock, voting rights per share | vote	10
Issuance at IPO (shares)		15,000,000
Class A ordinary shares
Disclosure of classes of share capital [line items]
Shares issued upon conversion (shares)	1
Ordinary stock, voting rights per share | vote	1
Series A Preference shares
Disclosure of classes of share capital [line items]
Issuance at IPO (shares)		12,400,000
Restricted shares
Disclosure of classes of share capital [line items]
Issuance at IPO (shares)		17,200,000